Fair Value Measurements	12 Months Ended
Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value Measurements

3. Fair Value Measurements

Assets and liabilities measured at fair value on a recurring basis based on Level 1 and Level 2 fair value measurement criteria as of December 31, 2023 are as follows:

		Fair Value Measurements Using

	Balance as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Non observable Inputs (Level 3)
Marketable securities:

Corporate Bonds	$4,462,942	$4,462,942	$—	$—
Total marketable securities	$4,462,942	$4,462,942	$—	$—

The Company’s investments in corporate bonds are measured based on quotes from market makers for similar items in active markets.